Significant Accounting Policies - Short-term investment and Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
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Short-term investment and Cash and cash equivalents
Cash and cash equivalents, managed accounts	¥ 17,933	¥ 18,715